Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,813,290.88
Previously Paid Amount	0.00
Total Fee Amount	526.62
Total Offset Amount	0.00
Net Fee	$ 526.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A